Statement of Cash Flows in the Consolidated Group (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest payments received and expenses paid
Interest payments received	kr 14,493	kr 19,157	kr 15,621
Interest expenses paid	kr 11,635	kr 15,869	kr 12,313